Income Taxes - Schedule of Income Before Income Tax Domestic and Foreign and Components of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended
	Sep. 30, 2022	Oct. 01, 2021	Dec. 31, 2021	Sep. 30, 2022	Oct. 01, 2021	Oct. 31, 2021
Income before income taxes:
Domestic operations			$ 0
Foreign operations			11,907
Income before income taxes	$ 72,129	$ 78,873	11,907	$ 234,270	$ 245,121
Current:
Federal			0
State			0
Foreign			4,893
Current income tax expense			4,893
Deferred:
Domestic operations			0
Foreign operations			146
Deferred income tax expense			146
Income tax expense	$ 17,836	$ 17,441	$ 5,039	$ 63,629	$ 47,043	$ 47,000